Summary of Significant Account Policies Narrative (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 24, 2012 segment	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Number of reportable segments	4
Total cash and cash equivalents in U.S. bank accounts over the FDIC limit	$ 5,015		$ 5,032	$ 408
Total cash and cash equivalents in international bank accounts	4,423		2,571	4,348
Deferred finance costs			920	1,411
Amortization of deferred financing costs	136	417	491	691	642
Advertising expense			6,127	2,445	1,950
Cooperative advertising expense			$ 2,078	$ 1,177	$ 940
Tumi-Japan Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage of JV	50.00%		50.00%
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Accounts receivable, invoice due date	30 days
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Accounts receivable, invoice due date	90 days